UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2014

Item 1. Report to Shareholders

International Discovery Fund	October 31, 2014

The views and opinions in this report were current as of October 31, 2014. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

REPORTS ON THE WEB

Sign up for our E-mail Program, and you can begin to receive updated fund reports and prospectuses online rather than through the mail. Log in to your account at troweprice.com for more information.

Manager’s Letter

Fellow Shareholders

The environment for international small-cap investing became more challenging over the past six months. After outperforming their larger counterparts in 2013, international small-cap stocks faltered somewhat in 2014, held back in part by slowing global growth. The falling value of many currencies relative to the U.S. dollar also weighed on stock returns for U.S. investors, even as it boosted firms’ competitiveness and profits, in some cases.

In an indifferent period for international small-cap equity, I am pleased to report that your fund has outperformed its primary benchmark, the S&P Global ex-U.S. Small Cap Index, and its Lipper peer group. In the interest of full disclosure, it should be pointed out that fair value pricing (see Glossary) flatters the net asset value (NAV) by 80 basis points (0.80%) over the six months and by a similar level over the full fiscal year.

MARKET ENVIRONMENT

In contrast to the April report, when the theme was one of macroeconomic improvement, this has been a period of economic stasis, with all major economic blocs either decelerating—in the case of Europe, China, and Japan—or going backwards—in the case of Russia and Brazil. We have been beset by what the Bank of England chief economist refers to as the “drip, drip, drip of slightly below-par news.” This is also in contrast with the U.S. economy, which is steadily improving. While provoking currency declines that provide a boost to some of our export-facing and U.S.-dollar earning businesses, an environment of declining growth and inflation expectations is not helpful in its totality.

Currency Conversion a Double-Edged Sword

The U.S. dollar has appreciated sharply against most developed markets and many emerging markets currencies since mid-2014. The accompanying chart shows an index of the dollar's value over the past 10 years compared with the most widely traded global currencies.

The Dollar Also Rises
105
100
95
90
85
80
75
70
11/04
11/05
11/06
11/07
11/08
11/09
11/10
11/11
11/12
11/13
11/14

Inflation-adjusted, trade-weighted foreign exchange value of the dollar against major currencies. Source: Federal Reserve.

The U.S. dollar continually fluctuates versus most other currencies based on economic conditions, interest rate trends, government policies, geopolitical tensions, and other factors. The U.S. dollar's recent appreciation reflects the improving U.S. economic conditions compared with other major markets, including Europe and Japan, and expectations for rising U.S. interest rates. The dollar is also historically perceived as a "safe haven" currency amid geopolitical turmoil. When the U.S. dollar appreciates, imported goods can be purchased with fewer dollars, and U.S. exports become more expensive for foreign buyers.

A strengthening dollar hurts the performance of nondollar investments for U.S. investors, while a falling dollar is additive to performance. For the six-month period ended October 31, 2014, the dollar rallied, gaining almost 10% versus the euro, 9% versus the Japanese yen, and more than 5% against the British pound. In that period, the MSCI EAFE Index of developed stock markets outside the U.S. and Canada generated a 3.47% return in local currency terms, but after converting to dollars, the same basket of stocks returned -4.63% for U.S. investors. Results were similar for the MSCI All Country World Index ex USA, which in addition to the EAFE index, includes Canada and all countries in the MSCI Emerging Markets Index. It generated a 4.23% return in local currency terms, but after converting to dollars, it returned -2.55% for U.S. investors.

Investors should keep in mind that currency trends are unpredictable and should not be a primary factor when making long-term investment decisions.

Our April shareholder letter also basked in the reflected glory of a “positive small-cap effect,” the asset class having enjoyed a year of stellar relative returns in 2013. Where relative performance is concerned, 2014 has been about reversion to the mean, and the median small-cap has underperformed the equivalent large company. We have seen this effect most markedly in Hong Kong, Taiwan, and the Netherlands, but nothing as acutely as in U.S. small-caps, where the Russell 2000 Index underperformed the S&P 500 Index by 750 basis points in the third quarter. We note that this has also been a difficult period for active strategies. According to Lipper, the average active strategy has underperformed the benchmark. While we can never be sure why, the improvement in emerging market equities returns versus developed markets, a rotation out of both high-growth stocks and cyclicals, and dividend yield being one of the highest-returning “factors” must all be part of the explanation.

This was also a period when politics mattered. Significant general elections took place in markets where we invest—Indonesia, India, and Brazil—with the result being “market unfriendly” in the last case. While a favorable outcome in the Indian election looked likely last time, it was the magnitude of Narendra Modi’s victory that took the market by surprise. If the market surmises that Prime Minister Modi can achieve for India what he did as State Governor of Gujarat, this will be very good news. The escalation of tensions in Ukraine and the resulting sanctions against Russia were impactful for the Russian economy and the ruble but also had a knock-on effect on Western European demand, with Germany in particular seeing a significant slowdown. Central bankers also loomed large again: As Janet Yellen and the Federal Reserve finally exited their quantitative easing (QE) policy, Mario Draghi of the European Central Bank made the best of a bad hand. But it was Bank of Japan (BoJ) Governor Haruhiko Kuroda who made the largest impact, with the “shock and awe” of significant expansion of the BoJ balance sheet simultaneous with the announcement that the Government Pension Investment Fund was increasing its allocation to equities. This was a highly choreographed move, and the element of surprise had a powerful effect on Japanese equities—while weakening the yen—right at the end of our reporting period on October 31.

This put a helpful gloss on the period-end during what here in London was a prolonged “Indian summer” of mild weather. In terms of the market, in contrast, it had been a generally miserable summer and fall for U.S. dollar-based investors, with the threat of deflation (in part driven by a sharply declining oil price), the reality of the withdrawal of the Fed’s support for risk assets, and the perceived imminence of an Ebola pandemic all dragging. That we have as a team largely preserved capital is a pleasing outcome under the circumstances.

STRATEGY ADOPTED

We have a pragmatic and adaptive style that has a “go anywhere” ethos and a portfolio that is constructed to diversify country, currency, sector, and style risk as much as possible. Like all funds, however, we do exhibit certain structural biases, some of which provided us with a tailwind over the period and were contributing factors to the outperformance.

India is a market to which we have long been attracted, with its enormous consumer base and domestic market, emerging middle class, technology and service skills, and great potential to grow and one day emulate the mighty Chinese economy. Along with a culture of entrepreneurship, this set of attributes is one that is conducive to producing emerging growth stocks. Our period-end weighting of just under 5% is more than twice the benchmark. Our stocks also, on average, outperformed the benchmark, with key contributors being Emami (0.79% of total assets), a fast-moving consumer goods company that produces cosmetic, health care, and beauty products for the masses; Cyient (0.77%), a fast-growing IT company (we would have alluded to this one before by its previous name, Infotech); and private sector “challenger” bank Yes Bank (0.69%). (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The Internet has, for better or worse, long been a subject of these shareholder letters. The Internet has spawned—and will keep spawning—a cohort of young, innovative businesses that have the ability to disrupt and challenge established forms of distribution and have the characteristics we look for of in multiyear winners that can grow from small-cap companies to mid- and sometimes large-cap firms. Looking down the list of top 20 contributing stocks over the period, six of them were Internet names. Argentina-domiciled MercadoLibre (0.93%) has the potential to be the combined Amazon.com and eBay of Latin America. It also offers payment and fulfillment services. Tuniu is an online travel website serving the Asian market that we bought at its initial public offering (IPO) and subsequently sold when it hit our target price. Autohome (0.42%) is a Chinese website for the buying and selling of cars, while long-term holding Chinese search engine Baidu (0.49%) was also a top performer over the period. These four companies are all examples of U.S.-listed foreign stocks, or American depository receipts (ADRs). Taiwanese portal business PChome Online (0.67%) and India’s Info Edge (0.71%), an online jobs board, are examples of local lists. The commonality between these stocks is that they have been able to scale much more quickly than a traditional off-line business but have reached a point where they have scale advantages and are at levels of penetration that should enable future years of growth. All of them being domiciled in emerging markets highlights that to gain access to the really interesting emerging markets consumer names you need to buy small- and mid-caps.

Although we would consider our overweight in Japan (21% of the portfolio) more tactical than strategic, the stance has paid off lately. We have added to the position through the purchase of mixed industrial/medical technology business Nikkiso (0.42%); “Hello Kitty” rights owner Sanrio (0.32%); and, via an IPO, Japan’s largest restaurant chain by number of locations, Skylark (0.40%). External pressure to boost returns is going to be one of the overriding themes for the Japanese equity market in the coming years. Our holdings are chosen on the basis that managements have a real inclination to generate returns for shareholders.

Staying with IPOs, we were active in an extremely busy calendar, buying Spanish real estate investment trust (REIT) Axia (0.49%); Swiss components manufacturer SFS (0.50%); UK domestic fan producer Volution (0.36%); Dutch chemical distributor IMCD (0.39%); South Korean mobile “app” Cheetah Mobile (subsequently sold); Norwegian Sports Authority-lookalike XXL (0.38%); and Canadian oil exploration and production firm Seven Generations Energy (0.25%), which is prospecting in the highly promising Montney shale. Including Tuniu, Authome, and Skylark, we added 10 IPOs in total.

Despite some notable winners in Tuniu, Autohome, and Cheetah Mobile, our experience with buying IPOs in the last year has been somewhat mixed. In my last letter, I alluded to Danish shipping fuel supplier OW Bunker. We are extremely diligent in staying in touch with management; the second time I met with OW Bunker, there were some inconsistencies versus our initial meeting ahead of the IPO that were concerning enough to make us want to sell. To be clear, we smelled a rat, but not one the size that could bankrupt a company. We completed our sale on October 6. On October 7, OW Bunker issued a profit warning relating to an oil derivatives position. On November 5, trading in the shares was suspended, and the company filed for bankruptcy two days later—from IPO to bankruptcy in a short seven months. It is, as yet, unclear whether this comes down to fraud or just poor risk controls. Nevertheless, the lesson is salutary—caveat emptor—but we will not always be as lucky.

This all illustrates the dynamism of our universe: At one end, the universe is kept fresh with incoming IPOs; at the other end, occasionally they go bust, but more often they get taken over. Having alluded to the whiff of merger and acquisition (M&A) activity returning six months ago, we have subsequently had six takeover situations that are currently at different stages. Hyder Consulting (UK consultant engineer) turned into a competitive bidding situation between two corporations, with Hyder eventually going out at a 66% premium to the “undisturbed” price. Sky Deutschland (pay TV Germany) was effectively a change of control between group companies. This business we originally bought with a price beginning at €2. We have reluctantly elected to sell our shares at €6.7 to BSkyB, as there was no premium but the market landscape had changed since. Finnish electrical drives manufacturer Vacon, a 10-year holding for us, was bid at €34; that the bid was only at a 15% premium to the prevailing price was softened as the approach from Nordic acquisition specialists was accompanied by a profit warning. Jazztel, our very successful Spanish telecom, was bid by rival Orange for €13. We had started buying this one at €2 back in 2010. After several iterations and multiple bidders, Portuguese private hospital operator ESS was taken private at €5.01, versus the IPO and our entry price of €3.2 as recently as February. Swedish bathroom ceramics company Sanitec is under offer from Swiss rival Geberit at SEK 95. Sanitec was also originally brought to market recently—at SEK 61 in December last year. Salamander Energy (UK exploration and production) is in play at the time of this writing, likely to be taken over by either Ophir Energy (also held in the fund) or Spain’s Cepsa.

In closing, I would like to pay tribute to my colleague Ernest Yeung, who has picked stocks in the Asia ex-Japan sleeve of the portfolio for the last five years with considerable aplomb. Ernest has skillfully navigated Asia’s disparate regions through good market cycles and bad while managing to generate significant value for shareholders. He has also been a valued team member. Ernest is leaving the team but will remain within the firm; the change is being made in conjunction with his taking on new responsibilities. Ernest will be replaced by Wenli Zheng, who is well known to us as an analyst particularly with regard to Chinese Internet stocks. Therefore, Wenli has already made a considerable contribution to the fund, some examples of which I have alluded to in our discussion on Internet stocks above.

OUTLOOK

Assessing the International Discovery Fund’s historical price-to-earnings (P/E) chart indicates that valuations for international small-cap equities are neither cheap nor dear—they are right in line with historical averages.

I revert to what I stated one year ago: Valuations internationally never became as vertiginous as those for U.S. small-caps, and, as such, we do not face the same “multiple headwind.” With a few notable exceptions, earnings as dictated by middling (at best) economic conditions have been a drag. However, liquidity is plentiful; money is cheap; corporate balance sheets are strong; and, per the evidence of the last several weeks, the M&A cycle is at our backs. Further, with the new companies coming to the market, our universe has been “refreshed.” Emerging market assets, having repriced last year, are in a better position to withstand the end of QE; meanwhile, the BoJ’s monetary easing should go some way to offsetting a gradual rise in interest rates in the U.S. Most importantly, markets are not so bad that it is all one-way traffic. In fact, the dispersion of returns is as high as ever; the status quo should continue to push ideas our way. If we can continue to find superior growth stocks and buy them early or in a contrarian way, we will be in a good position to continue to add value.

Thank you for your ongoing trust and support.

Respectfully submitted,

Justin Thomson
Lead portfolio manager

November 14, 2014

The lead portfolio manager has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

Fair value pricing: If a market value for a security is not available or normal valuation procedures are deemed to be inappropriate, the fund will make a good faith effort to assign a fair value to the security by taking into account various factors that have been approved by the fund’s Board of Directors/Trustees. This value may differ from the value the fund receives upon sale of the securities.

Initial public offering (IPO): The first sale of stock to the public by a formerly private company.

Lipper averages: The averages of available mutual fund performance returns in categories defined by Lipper Inc.

MSCI EAFE Small Cap Index: A market capitalization-weighted index of small-cap stocks in developed world markets.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. The ratio is a measure of how much investors are willing to pay for the company’s earnings.

Real estate investment trusts (REITs): Publicly traded companies that own, develop, and operate apartment complexes, hotels, office buildings, and other commercial properties.

Russell 2000 Index: An unmanaged index that tracks the stocks of 2,000 small U.S. companies.

S&P Global ex-U.S. Small Cap Index: An index that tracks the performance of smaller companies in developed markets outside the U.S.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Note: Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 10/31/14
Pacific Textiles, Hong Kong	1.5%
Norma, Germany	1.3
Dixons Carphone, United Kingdom	1.3
Temp Holdings, Japan	0.9
Investec, United Kingdom	0.9
MercadoLibre, Argentina	0.9
Jazztel, Spain	0.9
Eurofins Scientific, France	0.8
Xchanging, United Kingdom	0.8
Sky Deutschland, Germany	0.8
Fujitsu General, Japan	0.8
Emami, India	0.8
Jupiter Fund Management, United Kingdom	0.8
Nippon Seiki, Japan	0.8
Victrex, United Kingdom	0.8
Cyient, India	0.8
Aveva, United Kingdom	0.8
Obara Group, Japan	0.8
Fisher & Paykel Healthcare, New Zealand	0.7
Hikari Tsushin, Japan	0.7
BT Investment Management, Australia	0.7
Toshiba Tec, Japan	0.7
Paypoint, United Kingdom	0.7
Acerinox, Spain	0.7
Binggrae, South Korea	0.7
Total	21.4%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
ARGENTINA 0.9%		
Common Stocks 0.9%		
MercadoLibre (USD)	230,900	31,437
Total Argentina (Cost $21,641)		31,437
AUSTRALIA 2.9%		
Common Stocks 2.9%		
BT Investment Management	4,691,921	25,859
Cochlear	282,414	18,310
Harvey Norman Holdings	5,152,578	17,278
Mysale (GBP) (1)(2)	3,471,453	10,574
SAI Global	2,983,957	10,688
Sims Metal Management	734,673	7,235
Veda	7,130,815	14,445
Total Australia (Cost $90,565)		104,389
BELGIUM 0.9%		
Common Stocks 0.9%		
Arseus	448,217	17,941
D'Ieteren	413,105	14,969
Total Belgium (Cost $31,525)		32,910
BRAZIL 0.8%		
Common Stocks 0.8%		
BR Malls Participacoes	1,162,400	9,335
Multiplus	847,300	11,883
Totvs	502,100	7,319
Total Brazil (Cost $24,464)		28,537
CANADA 2.1%		
Common Stocks 2.1%		
Aimia	769,500	11,095

DENMARK 0.6%		
Common Stocks 0.6%		
Ambu, B Shares	304,995	21,565
Total Denmark (Cost $5,880)		21,565
FINLAND 0.8%		
Common Stocks 0.8%		
Rapala	1,256,153	8,130
Vacon	495,797	21,013
Total Finland (Cost $17,852)		29,143
FRANCE 3.1%		
Common Stocks 3.1%		
Albioma	432,814	9,398
Biomerieux	105,376	11,120
Edenred	603,838	16,750
Eurofins Scientific	118,992	30,128
Mersen	764,896	18,433
Zodiac Aerospace	743,698	22,698
Total France (Cost $74,795)		108,527
GERMANY 6.0%		
Common Stocks 5.6%		
Aixtron (2)	1,393,490	16,976
Brenntag	427,026	20,679
CTS Eventim	594,955	15,690
Norma	981,672	45,935
Pfeiffer Vacuum Technology	144,959	11,272
Sky Deutschland (2)	3,349,988	28,243
Stabilus (2)	395,826	11,429
Takkt	1,016,648	15,862

Tom Tailor Holding (1)(2)	694,608	9,747
Wirecard	670,961	24,001
		199,834
Preferred Stocks 0.4%		
Sartorius	135,023	14,734
		14,734
Total Germany (Cost $144,717)		214,568
HONG KONG 3.5%		
Common Stocks 3.5%		
Convenience Retail Asia	28,228,000	18,817
Hongkong & Shanghai Hotels	8,769,000	13,999
Pacific Textiles (1)	38,289,000	51,548
Samsonite International	5,483,500	18,310
Trinity (1)	30,942,000	7,417
VTech Holdings (1)	1,240,800	15,516
Total Hong Kong (Cost $96,161)		125,607
INDIA 4.7%		
Common Stocks 4.7%		
Aditya Birla Nuvo	670,802	18,389
Blue Dart Express	218,479	19,285
Cummins India	1,075,320	12,870
Cyient	3,491,869	27,258
Emami	2,107,954	27,898
Infinite Computer Solutions	1,630,121	4,831
Info Edge India	1,808,775	24,915
Oberoi Realty	1,416,538	5,705
Yes Bank	2,142,136	24,285
Total India (Cost $97,481)		165,436

INDONESIA 1.4%		
Common Stocks 1.4%		
Hero Supermarket (2)	20,676,800	4,537
Mayora Indah	8,531,733	20,019
Summarecon Agung	100,346,200	10,499
Surya Citra Media	48,843,300	13,796
Total Indonesia (Cost $34,974)		48,851
IRELAND 0.9%		
Common Stocks 0.9%		
DCC (GBP)	355,828	19,920
Paddy Power	185,622	13,527
Total Ireland (Cost $13,009)		33,447
ITALY 1.6%		
Common Stocks 1.6%		
Banca Generali	784,167	20,814
Moncler	803,309	11,140
World Duty Free (2)	1,842,167	15,582
Yoox (1)(2)	429,231	7,931
Total Italy (Cost $46,694)		55,467
JAPAN 20.6%		
Common Stocks 20.6%		
Ain Pharmaciez	497,600	13,785
Air Water	1,458,000	23,447
Bank of the Ryukyus	1,147,800	19,167
Credit Saison	580,800	12,356
CyberAgent (1)	227,300	8,832
Daiichikosho	710,300	18,096
FP (1)	612,000	17,890

Fujitec (1)	995,400	10,103
Fujitsu General	2,210,000	28,216
Hikari Tsushin	390,500	26,511
Iida Group Holdings	379,541	4,394
Kakaku.com	686,600	9,403
Koito Manufacturing	666,600	20,627
Mabuchi Motor	137,300	12,175
Message	505,800	15,852
Miraca Holdings	313,400	13,288
Musashi Seimitsu Industry	1,091,600	21,137
Nabtesco	509,600	12,763
Nagase & Company	1,278,400	16,692
Nakanishi	470,800	16,050
NHK Spring	1,902,600	17,741
Nihon Parkerizing	635,700	15,456
Nikkiso (1)	1,448,200	15,139
Nippon Kayaku	992,000	13,175
Nippon Seiki	1,314,000	27,640
Nippon Soda	3,596,000	20,477
Nissan Chemical Industries	981,100	18,516
Obara Group	707,700	26,738
Oiles	566,080	11,337
Press Kogyo (3)	5,755,000	23,488
Rohto Pharmaceutical	1,142,300	16,697
Round One	1,624,200	9,875
Sankyo Tateyama	938,500	16,957
Sanrio (1)	397,400	11,408
Sanwa Holdings	2,137,000	15,306
Skylark (1)(2)	1,391,200	14,095
Temp Holdings (1)	1,003,900	33,299
Toei	896,000	4,750
Tokyo Tatemono	1,813,000	15,970
Toshiba Tec	3,532,000	25,603
UACJ	4,455,000	16,619

SOUTH KOREA 3.0%

Common Stocks 3.0%

AfreecaTV (3)	807,783	22,643
Binggrae	324,649	25,124
CJ CheilJedang	50,168	18,359
GS Retail	629,953	14,662
Korean Reinsurance	1,214,980	12,968
LS Industrial Systems	195,249	11,534
Total South Korea (Cost $95,585)		105,290

SPAIN 4.6%

Common Stocks 4.6%

Acerinox (1)	1,699,057	25,243
Amadeus IT Holding, A Shares	516,177	18,990
Applus Services (2)	742,162	8,973
Axia Real Estate Socimi (1)(2)	1,437,000	17,197
Baron de Ley (2)	101,665	9,310
Carbures Europe (1)(2)(4)	1,137,507	3,792
Grifols	504,742	20,564
Grifols, B Shares (2)	116,649	4,119
Jazztel (2)	1,916,133	30,630
Laboratorios Farmaceuticos Rovi	1,168,856	12,535
Vidrala	276,700	10,996
Vidrala, Rights, 11/13/14	276,700	540
Total Spain (Cost $105,726)		162,889

SWEDEN 2.6%

Common Stocks 2.6%

Avanza Holding Bank	593,112	18,862
Byggmax	1,447,658	8,979
Elekta, B Shares (1)	1,193,909	12,199

Major Cineplex	29,179,000	21,322
Total Thailand (Cost $47,885)		56,631

UNITED ARAB EMIRATES 1.1%

Common Stocks 1.1%

Air Arabia	50,209,145	18,384
Emaar Properties	4,732,318	13,195
Islamic Arab Insurance (2)	33,138,035	6,302
Total United Arab Emirates (Cost $33,468)		37,881

UNITED KINGDOM 16.1%

Common Stocks 16.1%

3i Group	3,407,006	21,659
Abcam	3,210,174	20,545
Aveva	1,096,730	26,988
Direct Line Insurance	3,293,204	14,557
Dixons Carphone	7,082,601	44,846
Domino Printing Sciences	1,806,569	17,445
Ebiquity (2)(3)	5,124,723	9,202
Exova (2)	7,175,225	19,490
Flybe (2)	10,079,034	19,500
Hays	9,478,624	18,745
Huntsworth	9,915,917	7,079
Intermediate Capital	2,454,393	16,123
Investec	3,432,541	31,466
IP (2)	3,426,888	11,362
IQE (1)(2)(3)	65,651,096	17,829
ITE Group	2,688,471	7,332
Jupiter Fund Management	4,846,087	27,781
Ladbrokes (1)	4,326,279	8,186
Ophir Energy (2)	3,265,048	9,697
Oxford Instruments	1,156,129	20,013

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,976,675)	$ 3,653,170
Receivable for investment securities sold	20,290
Dividends receivable	5,560
Foreign currency (cost $3,373)	3,378
Receivable for shares sold	3,258
Cash	50
Other assets	29,342
Total assets	3,715,048
Liabilities	
Obligation to return securities lending collateral	112,459
Payable for investment securities purchased	20,175
Investment management fees payable	3,058
Payable for shares redeemed	1,835
Due to affiliates	220
Other liabilities	28,491
Total liabilities	166,238
NET ASSETS	$ 3,548,810
Net Assets Consist of:	
Undistributed net investment income	$ 27,161
Accumulated undistributed net realized gain	173,361
Net unrealized gain	676,307
Paid-in capital applicable to 63,246,216 shares of $0.01 par value capital stock outstanding; 9,000,000,000 shares of the Corporation authorized	2,671,981
NET ASSETS	$ 3,548,810
NET ASSET VALUE PER SHARE	$ 56.11

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS

($000s)

	Year Ended 10/31/14
Investment Income (Loss)	
Income	
Dividend (net of foreign taxes of $4,673)	$ 69,619
Securities lending	2,637
Interest	5
Other	12
Total income	72,273
Expenses	
Investment management	38,133
Shareholder servicing	4,761
Prospectus and shareholder reports	232
Custody and accounting	821
Registration	85
Legal and audit	95
Directors	19
Proxy and annual meeting	67
Miscellaneous	158
Total expenses	44,371
Net investment income	27,902
Realized and Unrealized Gain / Loss	
Net realized gain (loss)	
Securities	277,430
Foreign currency transactions	(1,270)
Net realized gain	276,160
Change in net unrealized gain / loss	
Securities	(153,940)
Other assets and liabilities denominated in foreign currencies	(182)
Change in net unrealized gain / loss	(154,122)
Net realized and unrealized gain / loss	122,038
INCREASE IN NET ASSETS FROM OPERATIONS	$ 149,940

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on December 30, 1988. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Redemption Fees A 2% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2014, the fund realized $37,186,000 of net gain on $106,107,000 of in-kind redemptions.

New Accounting Guidance In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2014:

There were no material transfers between Levels 1 and 2 during the year ended October 31, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the year ended October 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2014, totaled $(6,146,000) for the year ended October 31, 2014. During the year, transfers into Level 3 resulted from a lack of observable market data for the security.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets At October 31, 2014, approximately 24% of the fund’s net assets were invested, either directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, securities issued by governments of emerging market countries, or securities denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic, and social uncertainty, and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

China A shares The fund invests in certain Chinese equity securities (A shares) available only to local Chinese investors and Qualified Foreign Institutional Investors (QFII). The fund gains access to the A-share market through Price Associates, which serves as the registered QFII for all participating T. Rowe Price-sponsored products (each a participating account). Investment decisions related to A shares are specific to each participating account, and each account bears the resultant economic and tax consequences of its holdings and transactions in A shares. The fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A shares and may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with applicable Chinese rules or requirements. Current Chinese tax law is unclear whether capital gains realized on the fund’s investments in A shares will be subject to tax. Because management believes it more likely than not that Chinese capital gains tax ultimately will not be imposed, there are no accrued taxes reflected in the accompanying financial statements.

Securities Lending The fund may lend its securities to approved brokers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan.

Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested by the lending agent(s) in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2014, the value of loaned securities was $106,185,000; the value of cash collateral and related investments was $112,459,000.

When-Issued Securities The fund may enter into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $1,590,663,000 and $1,447,433,000, respectively, for the year ended October 31, 2014.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to redemptions in kind and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. For the year ended October 31, 2014, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended October 31, 2014 and October 31, 2013, were characterized for tax purposes as follows:

At October 31, 2014, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies for tax purposes.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax and capital gains realized upon disposition of securities issued in or by certain foreign countries and are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At October 31, 3014, the fund had no deferred tax liability attributable to foreign securities and $3,131,000 of foreign capital loss carryforwards, that expire in 2020.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has entered into a subadvisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.75% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2014, the effective annual group fee rate was 0.29%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended October 31, 2014, expenses incurred pursuant to these service agreements were $144,000 for Price Associates; $1,257,000 for T. Rowe Price Services, Inc.; and $431,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to a special servicing agreement, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under this agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended October 31, 2014, the fund was allocated $43,000 of Spectrum Funds’ expenses, of which $29,000 related to services provided by Price. At period-end, the amount payable to Price pursuant to this agreement is reflected as Due to Affiliates in the accompanying financial statements. Additionally, redemption fees received by the Spectrum Funds are allocated to each underlying Price fund in proportion to the average daily value of its shares owned by the Spectrum Funds. Approximately $1,000 of redemption fees reflected in the accompanying financial statements were received from the Spectrum Funds. At October 31, 2014, approximately 1% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Discovery Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price International Discovery Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at October 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2014

Tax Information (Unaudited) for the Tax Year Ended 10/31/14

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included:

  $37,045,000 from short-term capital gains,

  $46,080,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.

For taxable non-corporate shareholders, $39,388,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $33,000 of the fund’s income qualifies for the dividends-received deduction.

The fund will pass through foreign source income of $57,246,000 and foreign taxes paid of $3,134,000.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to present); Director,
2009	Novartis, Inc. (2009 to present); Director, IBM (2007 to present)
[163]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1991	present); Director and Advisory Board Member, Deutsche Bank
[163]	North America (2004 to present); Director, Under Armour (2008 to present); Director, Vornado Real Estate Investment Trust (2004
to 2012)

Donald W. Dick, Jr.	Principal, EuroCapital Partners, LLC, an acquisition and management
(1943)	advisory firm (1995 to present)
1988
[163]

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial Realty
(1951)	Trust, owner and operator of industrial properties (2009 to present);
2013	Chairman of the Board (2005 to present), Interim Chief Executive
[163]	Officer (2007), and Director (1999 to present), Starwood Hotels &
Resorts, a hotel and leisure company

Robert J. Gerrard, Jr.	Advisory Board Member, Pipeline Crisis/Winning Strategies (1997
(1952)	to present); Chairman of Compensation Committee and Director,
2012	Syniverse Holdings, Inc. (2008 to 2011)
[163]

Karen N. Horn	Limited Partner and Senior Managing Director, Brock Capital
(1943)	Group, an advisory and investment banking firm (2004 to present);
2003	Director, Eli Lilly and Company (1987 to present); Director, Simon
[163]	Property Group (2004 to present); Director, Norfolk Southern (2008 to present)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives, Black & Decker Corporation
2013	(2004 to 2010)
[163]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC,
2012	a nonprofit education and social policy research organization
[163]	(2011 to present); Member, National Academy of Education (2010 to present); Research Associate, National Bureau of Economic
Research’s Labor Studies Program (2011 to present); Member,
President’s Council of Economic Advisors (2009 to 2011); Chair
of Committee on the Status of Minority Groups in the Economic
Profession, American Economic Association (2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[163]	General Growth Properties, Inc. (2010 to 2013); Director, BXMT
(formerly Capital Trust, Inc.), a real estate investment company
(2012 to present); Director and Chairman of the Board, Brixmor
Property Group, Inc. (2013 to present); Director, Hilton Worldwide
(2013 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy (2008
(1957)	to present)
2009
[163]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[163]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[109]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Company’s Representative, Director, and Vice
President	President, Price Hong Kong; Director and Vice
President, T. Rowe Price International and
Price Singapore; Vice President, T. Rowe Price
Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Research Analyst,
Credit Suisse Securities (to 2010)

Paulina Amieva (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Malik S. Asif (1981)	Vice President, T. Rowe Price International;
Vice President	formerly student, The University of Chicago
Booth School of Business (to 2012);
Investment Consultant–Middle East and North
Africa Investment Team, International Finance
Corporation–The World Bank Group (to 2010)

Hari Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly intern,
T. Rowe Price (to 2010)

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price International
Vice President

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International; formerly Head of
Global Emerging Markets Research, Pictet Asset
Management Ltd. (to 2011)

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Director,
EMEA Macroeconomic Research and Strategy
(to 2012); Independent Financial Advisor,
Global Source (to 2010)

Tala Boulos (1984)	Vice President, T. Rowe Price International;
Vice President	formerly, Vice President, CEEMEA Corporate
Credit Research, Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Brian J. Brennan, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Associate Director,
HSBC (Hong Kong) (to 2011)

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly Director, Bank of
America Merrill Lynch and co-head of credit
and convertibles research team in Hong Kong
(to 2010)

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe
Executive Vice President	Price, T. Rowe Price Group, Inc., and T. Rowe
Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jessie Q. Ding (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Mark J.T. Edwards (1957)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Luis Fananas (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equities
Research Director, Deutsche Bank (to 2012)

Roger L. Fiery III, CPA (1959)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, and T. Rowe
Price Trust Company

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Gregory S. Golczewski (1966)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Trust Company

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Richard L. Hall (1979)	Vice President, T. Rowe Price; formerly
Vice President	Financial Attaché, U.S. Department of Treasury,
International Affairs Division (to 2012)

Gregory K. Hinkle, CPA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer	Group, Inc., and T. Rowe Price Trust Company

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly
Director/Head of UK and Euro Fixed Income,
AllianceBernstein

Leigh Innes, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Equity
Sales, JP Morgan Chase Securities Ltd. (to
2012); Equity Specialist Technology, ICAP PLC
(to 2010)

Michael Jacobs (1971)	Vice President, T. Rowe Price International;
Vice President	formerly Vice President, JP Morgan Asset
Management (to 2013)

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Senior
Portfolio Manager, Australian Equities (to 2010)

Jin W. Jeong (1976)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price International

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly student, MIT Sloan
School of Management (to 2011)

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Shengrong Lau (1982)	Vice President, Price Singapore; formerly
Vice President	student, The Wharton School, University
of Pennsylvania (to 2012); Private Equity
Associate–Financial Services, Stone Point
Capital (to 2010)

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

David M. Lee, CFA (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly Financial Analyst,
Geosphere Capital Management, Singapore
(to 2012)

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe Price
Services, Inc., and T. Rowe Price Trust Company;
Chief Legal Officer, Vice President, and Secretary,
T. Rowe Price Group, Inc.; Vice President and
Secretary, T. Rowe Price and T. Rowe Price
International; Vice President, Price Hong Kong
and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly Vice
President, Moody’s Investors Service (to 2010)

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Seun A. Oyegunle, CFA (1984)	Employee, T. Rowe Price International; formerly
Vice President	student, The Wharton School, University of
Pennsylvania (to 2013); Summer Investment
Analyst, T. Rowe Price International (2012);
Analyst, Asset & Resource Management Limited
(to 2012); Analyst, Vetiva Capital Management
Limited (to 2011)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Craig J. Pennington, CFA (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly Global
Energy Analyst, Insight Investment (to 2010)

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Vivek Rajeswaran (1985)	Vice President, T. Rowe Price; formerly, student,
Vice President	Columbia Business School (to 2012)

Frederick A. Rizzo (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher J. Rothery (1963)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Amitabh Shah (1980)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International;
Vice President	formerly Analyst, Mirae Asset Global
Investments (to 2010)

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Kes Visuvalingam, CFA (1968)	Vice President, Price Hong Kong, Price
Vice President	Singapore, and T. Rowe Price Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Julie L. Waples (1970)	Vice President, T. Rowe Price
Vice President

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ernest C. Yeung, CFA (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Anthony W. Deering qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Deering is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,159,000 and $1,828,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 16, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date December 16, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date December 16, 2014